Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Borrowings
Schedule of short-term borrowings and current installments of long-term debt

	Year ended December 31,
	2013	2014
	RMB	RMB	US$

Guaranteed by bank deposits	212,038	212,807	34,298
Guaranteed by related parties	3,602,902	4,671,486	752,907
Guaranteed by property, plant and equipment	891,073	950,139	153,135
Guaranteed by accounts receivable	130,000	446,788	72,009
Unsecured loans	429,846	535,369	86,285
Current portion of long-term debt (note b)	1,450,018	3,295,466	531,133
Total short-term borrowings and current portion of long-term debt	6,715,877	10,112,055	1,629,767

Schedule of non-current borrowings

	Year ended December 31,
	2013	2014
	RMB	RMB	US$
Long-term bank debt:
Secured loans from China Development Bank	3,733,730	3,057,179	492,728
Unsecured loans	—	2,193,346	353,503
Guaranteed by related parties	852,283	248,667	40,078
Secured by multiple assets	374,242	379,599	61,181
Borrowings from other third parties:
Guaranteed by property, plant and equipment	598,046	274,828	44,294
	5,558,301	6,153,619	991,784
Less: current portion	(1,450,018)	(3,295,466)	(531,133)
Total long-term borrowings	4,108,283	2,858,153	460,651

Schedule of future principal payments for long-term borrowings

Future principal payments under the above long-term borrowings as of December 31, 2014 are as follows

Year ended December 31,	RMB	US$
2015	3,295,466	531,133
2016	1,228,261	197,960
2017	586,356	94,503
2018	603,499	97,266
2019	411,037	66,247
Thereafter	29,000	4,675
Total	6,153,619	991,784